Commitments and contingencies (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2022
Disclosure of contingent liabilities in business combination [abstract]
Future lease payments under short-term leases not recognized	$ 0	$ 200,000
Commitments			$ 69,400,000
Contingent assets	0	0
Contingent liabilities	$ 0	$ 0